Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 1,669,089	$ 1,677,792
Trade and other receivables	78,289	41,248
Other current financial assets	631	515
Current income tax recoverable	16,510	18,409
Prepaid expenses and other current assets	52,169	50,324
Total current assets	1,816,688	1,788,288
Satellites, property and other equipment	1,260,298	1,364,084
Deferred tax assets	2,954	49,984
Other long-term financial assets	6,633	10,476
Long-term income tax recoverable	7,497	15,303
Other long-term assets	40,926	47,977
Intangible assets	692,756	756,878
Goodwill	2,446,603	2,446,603
Total assets	6,274,355	6,479,593
LIABILITIES
Trade and other payables	43,626	43,555
Other current financial liabilities	29,061	48,397
Income taxes payable	1,921	3,476
Other current liabilities	63,119	75,968
Total current liabilities	137,727	171,396
Long-term indebtedness	3,197,019	3,850,081
Deferred tax liabilities	235,247	271,246
Other long-term financial liabilities	14,938	19,663
Other long-term liabilities	290,441	327,055
Total liabilities	3,875,372	4,639,441
SHAREHOLDERS’ EQUITY
Share capital	51,252	46,554
Accumulated earnings	534,058	356,273
Reserves	76,608	78,609
Total Telesat Corporation shareholders’ equity	661,918	481,436
Non-controlling interest	1,737,065	1,358,716
Total shareholders’ equity	2,398,983	1,840,152
Total liabilities and shareholders’ equity	$ 6,274,355	$ 6,479,593